Stock Options	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options

NOTE 14—STOCK OPTIONS

Options to buy stock were previously granted to directors, officers and employees under the Company’s stock option plan, which was approved by shareholders on April 18, 2000 and authorized the Company to issue up to 225,000 options. The exercise price of the stock options was the market price at date of grant. The maximum option term was ten years, and options vested after three years. The Company’s stock option plan expired in 2010, and no further stock options may be granted under the plan. There were no outstanding stock options at December 31, 2013.

A summary of the activity in the stock option plan is as follows.

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	10,000	$35.00	29,500	$25.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(10,000)	35.00	(19,500)	20.50

Outstanding at end of year	—	$—	10,000	$35.00

Options exercisable at year-end	—	$—	10,000	$35.00

The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the market price of the common stock as of the reporting date. As of December 31, 2012, there were no options that had intrinsic value.